INVESTMENTS, DEBT AND DERIVATIVES (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets	The Company holds the following investments and other financial assets:

In millions of U.S. dollars	September 30, 2026	December 31, 2025

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	27	40
Other receivables from VEON Amsterdam B.V.	—	9
Security deposits and cash collateral	96	119
Other investments	41	2
Total investments and derivatives	164	170
Non-current	2	2
Current	162	168

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

In millions of U.S. dollars	September 30, 2026	December 31, 2025

At fair value
Warrants	34	27
Total at fair value	34	27

At discounted redemption amount
Put option liability	3	2
Total at discounted redemption amount	3	2

At amortized cost
Bonds	26	38
Interest accrued on Bonds	1	2
Lease liabilities	416	374
Loan Note Payable - VEON Amsterdam B.V.	53	57
Other financial liabilities	10	16

Total at amortized cost	506	487

Total debt and derivatives	543	516
Non-current	368	287
Current	175	229